Variable Interest Entities (Schedule Of Noncontrolling Interest Reconcilliation) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Noncontrolling Interest [Line Items]
Net income attributable to noncontrolling interest (net of tax)	$ 431	$ 86	$ 951	$ 203	$ 1,314	$ 1,524	$ 1,682
Temporary Equity [Member]
Noncontrolling Interest [Line Items]
Beginning balance						2,467	5,551
Change in noncontrolling interest						(2,467)	(4,766)
Net income attributable to noncontrolling interest (net of tax)							1,682
Ending balance							2,467
RAAM Global Energy Company [Member]
Noncontrolling Interest [Line Items]
Net income attributable to noncontrolling interest (net of tax)	$ 431	$ 86	$ 951	$ 203	$ 1,314	$ 1,524	$ 1,682